Income Tax (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expenses	3,926,702	3,650,782	4,208
Deferred income tax benefits	(1,304,011)	86,082	1,217,929
Total	2,622,691	3,736,864	1,222,137

Schedule of Reconciliation Between Income Tax Provision

A reconciliation between the Group’s actual provision for income taxes and the provision at the RC, mainland statutory rate was as follows:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Income before income tax	(10,440,451)	(14,946,387)	129,609,137
Expected taxation at PRC statutory tax rate	2,610,113	3,736,597	(32,402,284)
Non-deductible expenses	12,578	267	20,463
Non-deductible costs due to invoices not obtained			863,590
Effect of income tax rate differences in jurisdictions other than the PRC	-	-	30,070,407
Change in valuation allowance	-	-	2,669,961
Income tax expenses	2,622,691	3,736,864	1,222,137

Schedule of Net Deferred Tax Assets	The significant components of the net deferred tax assets are summarized below:
	As of June 30,
	2024	2025
	RMB	RMB
Deferred tax assets:
Allowance of doubtful accounts	1,217,929	-
Less: Valuation allowance	-	-
Total deferred tax assets, net	1,217,929	-